Payables and Other Credit Balances (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Other Credit Balances [Abstract]
Accrued interest	₪ 2,985
Wages and fringe benefits	1,463	6,488
Provision for taxes		4,213
Provision in respect of plots in India (see also Note 6a2b)		16,308
Provision (see also Note 13 a 2)	10,860	29,167
Accrued expenses, and others	3,227	7,117
Payables and other credit balances	₪ 18,535	₪ 63,293